Label	Element	Value
Relative Sentiment Tactical Allocation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Relative Sentiment Tactical Allocation ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Relative Sentiment Tactical Allocation ETF (MOOD)
(the “Fund”)
(each a series of EA Series Trust)

October 30, 2023

Supplement to the Fund’s Prospectus and Statement of Additional Information (“SAI”),
each dated June 15, 2023
and Summary Prospectus, dated June 16, 2023

The information in this Supplement updates information in, and should be read in conjunction with, the Fund’s Summary Prospectus, Prospectus, and SAI.

Effective on November 21, 2023, the Fund will transfer its primary listing to the The Nasdaq Stock Market, LLC and will no longer be listed on NYSE Arca, Inc. All references in the Fund’s Summary Prospectus, Prospectus, and SAI to the Fund’s shares being listed on NYSE Arca, Inc.. will be changed to refer to The Nasdaq Stock Market, LLC.

Supplement Closing [Text Block]	ck0001592900_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Relative Sentiment Tactical Allocation ETF | Relative Sentiment Tactical Allocation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOOD